CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS
Decrease in right of use asset	$ 4,117